AVAILABLE-FOR-SALE SECURITIES (Schedule of Carrying Amount and Fair Value of Available-for-Sale Securities) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Carrying amount and fair value	$ 2,769,194
Ourgame International Holdings Limited ("Ourgame") [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Original cost	17,281,947	$ 16,380,050
Gross unrealized gains	$ 27,186,579	$ 3,633,437
Gross unrealized losses
Provision for decline in value
Carrying amount and fair value	$ 44,468,526	$ 20,013,487
Forgame Holdings Limited ("Forgame") [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Original cost	$ 22,825,900
Gross unrealized gains
Gross unrealized losses	$ (2,538,912)
Provision for decline in value
Carrying amount and fair value	$ 20,286,988
Debt securities [Member]
AVAILABLE-FOR-SALE SECURITIES [Line Items]
Original cost	2,401,378
Gross unrealized gains	$ 367,816
Gross unrealized losses
Provision for decline in value
Carrying amount and fair value	$ 2,769,194